Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000240584 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	14.10%
C000240584 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	5.30%
C000240584 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	80.60%
C000240582 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	14.10%
C000240582 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	5.30%
C000240582 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	80.60%